UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------

Check here if Amendment [   ]; Amendment Number:____
     This Amendment (Check only one.): [   ] is a restatement.
                                       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Mangan & McColl Partners, LLC
            --------------------------------------------
Address:    Bank of America Corporate Center
            --------------------------------------------
            100 North Tryon Street, Suite 5130
            --------------------------------------------
            Charlotte, North Carolina   28202

Form 13F File Number: 28-10126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph J. Schonberg
         --------------------------------------------
Title:   Chief Financial Officer
         --------------------------------------------
Phone:   (704) 376-0042
         --------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Joseph J. Schonberg         Charlotte, North Carolina      May 14, 2002
-------------------------------------------------------------------------------
       [Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                            ------------------

Form 13F Information Table Entry Total:              88
                                            ------------------

Form 13F Information Table Value Total:      $     289,567
                                            ------------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE


                                                Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                            Investment
 Name of Issuer  Title of     CUSIP       Market           Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Shares  Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       (A)    (B)   (C)                (A)        (B)        (C)

AMERICREDIT
CORP             COMMON     03060R101    1,140      30,000  SH          X                  N/A          30,000

ADVANCED FIBRE
COMMUNICATION    COMMON     00754A105      480      25,000  SH          X                  N/A          25,000

ALGIERS
BANCORP INC      COMMON     15600109       234      26,750  SH          X                  N/A          26,750

AMERICAN MTG
ACCEP CO         COMMON     27568104       324      25,000  SH          X                  N/A          25,000

AMRESCO CAPITAL
TRUST SBI        COMMON     31919103        41      27,100  SH          X                  N/A          27,100

AON CORP         COMMON     37389103     5,219     149,100  SH          X                  N/A         149,100

ASTORIA
FINANCIAL COR    COMMON     46265104     1,072      36,900  SH          X                  N/A          36,900

***A T & T
CANADA LTD       COMMON     00207Q202    1,521      56,500  SH          X                  N/A          56,500

ACTIVISION
INC NEW          COMMON     4930202        597      20,000  SH          X                  N/A          20,000

AVNET INC        COMMON     53807103       442      16,328  SH          X                  N/A          16,328

BOEING CO        COMMON     97023105     1,930      40,000  SH          X                  N/A          40,000

BANK OF
AMER CORP        COMMON     60505104     5,782      85,000  SH          X                  N/A          85,000

BB&T CORP        COMMON     54937107       216       5,665  SH          X                  N/A           5,665

C R BARD INC     COMMON     67383109     2,953      50,000  SH          X                  N/A          50,000



                                                Form 13F Information Table



    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                            Investment
 Name of Issuer  Title of     CUSIP       Market           Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Shares  Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       (A)    (B)   (C)                (A)        (B)        (C)

BANKNORTH
GROUP INC
NEW-DE           COMMON     06646R107    3,088     117,200  SH          X                 N/A         117,200

BERKSHIRE
HATHAWAY
INC-DEL          COMMON     84670207     2,961       1,250  SH          X                 N/A           1,250

BAY VIEW
CAPITAL
CORP - DE        COMMON     07262L101    1,271     185,800  SH          X                 N/A         185,800

CITIGROUP
INC              COMMON     172967101   15,351     310,000  SH          X                 N/A         310,000

COOPER
INDUSTRIES INC   COMMON     216669101    4,803     114,500  SH          X                 N/A         114,500

CERES
GROUP INC        COMMON     156772105      796     175,000  SH          X                 N/A         175,000

CHARTER ONE
FINANCIAL INC    COMMON     160903100      937      30,000  SH          X                 N/A          30,000

COMPAQ
COMPUTER CORP    COMMON     204493100   13,853   1,325,600  SH          X                 N/A       1,325,600

CHIQUITA BRANDS
INTL INC         COMMON     170032809    3,968     240,493  SH          X                 N/A         240,493

CHEVRONTEXACO
CORP             COMMON     166764100    2,468      27,340  SH          X                 N/A          27,340

DUKE POWER CO    COMMON     264399106      945      25,000  SH          X                 N/A          25,000

EAGLE
BANCSHARES
INC              COMMON     26942C109    3,596     140,100  SH          X                 N/A         140,100

ELANTEC
SEMICONDUCTOR
INC              COMMON     284155108    6,249     146,100  SH          X                 N/A         146,100

FBR ASSET
INVESTMENT
CORP             COMMON     30241E303    1,651      60,700  SH          X                 N/A          60,700

FAIRCHILD
SEMICONDUCTOR
IN               COMMON     303726103      629      22,000  SH          X                 N/A          22,000

FREEPORT
MCMORAN
COPPER &         COMMON     35671D105   27,618   1,571,000  SH          X                 N/A       1,571,000

FEDDERS
CORP-CL A
NON VTG          COMMON     313135303       58      19,700  SH          X                 N/A          19,700


                                                      Form 13F Information Table



    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                            Investment
 Name of Issuer  Title of     CUSIP       Market           Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Shares  Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       (A)    (B)   (C)                (A)        (B)        (C)

FUSION MEDICAL
TECHNOLOGIE      COMMON     361128101    2,211     225,800  SH         X                  N/A         225,800

GENERAL
ELECTRIC CO      COMMON     369604103    1,311      35,000  SH         X                  N/A          35,000

GENTIVA HEALTH
SERVICES IN      COMMON     37247A102    3,947     159,400  SH         X                  N/A         159,400

HEWLETT
PACKARD CO       COMMON     428236953      179      10,000  SH   PUT   X                  N/A          10,000

HILTON HOTELS
CORP             COMMON     432848109      358      25,000  SH         X                  N/A          25,000

STARWOOD HOTELS
& RESORTS        COMMON     85590A203      940      25,000  SH         X                  N/A          25,000


IMMUNEX CORP     COMMON     452528102   13,417     443,400  SH         X                  N/A         443,400

IPSWICH
BANCSHARES INC   COMMON     462633108      464      22,800  SH         X                  N/A          22,800

IVEX PACKAGING
CORP-DEL         COMMON     465855104    6,584     287,300  SH         X                  N/A         287,300

JOHNSON &
JOHNSON          COMMON     478160104    3,297      50,764  SH         X                  N/A          50,764

J P MORGAN
CHASE & CO       COMMON     46625H100    3,209      90,000  SH         X                  N/A          90,000

JP REALTY INC    COMMON     46624A106   11,077     414,100  SH         X                  N/A         414,100

KEANE INC        COMMON     486665102      243      14,224  SH         X                  N/A          14,224

LEAR CORP        COMMON     521865105      595      12,500  SH         X                  N/A          12,500

LEEDS FEDERAL
BANKSHARES       COMMON     524226107      403      12,700  SH         X                  N/A          12,700

LASER MORTGAGE
MANAGEMENT       COMMON     51806D100       40      35,000  SH         X                  N/A          35,000

LA QUINTA CORP   COMMON     50419U202    1,026     143,500  SH         X                  N/A         143,500

LSI LOGIC CORP   COMMON     502161102      178      10,475  SH         X                  N/A          10,475



                                                       Form 13F Information Table



    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                            Investment
 Name of Issuer  Title of     CUSIP       Market           Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Shares  Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       (A)    (B)   (C)                (A)        (B)        (C)

MEDIMMUNE INC    COMMON     584699102    1,223     31,105  SH          X                   N/A        31,105

MELLON FINL
CORP             COMMON     58551A108    1,158     30,000  SH          X                   N/A        30,000

MERRILL LYNCH
& CO INC         COMMON     590188108    1,108     20,000  SH          X                   N/A        20,000

MIRANT CORP      COMMON     604675108      289     20,000  SH          X                   N/A        20,000

MORGAN STANLEY
DEAN WITTER      COMMON     617446448    1,433     25,000  SH          X                   N/A        25,000

METRIS
COMPANIES INC    COMMON     591598107    1,500     75,000  SH          X                   N/A        75,000

MEVC DRAPER
FISHER
JURVETSON        COMMON     55271E105      245     25,000  SH          X                   N/A        25,000

NEW CENTURY
FINANCIAL CORP   COMMON     64352D101    2,724    120,000  SH          X                   N/A       120,000

NEWMONT
MINING CORP      COMMON     651639106      583     21,040  SH          X                   N/A        21,040

ANNALY MORTGAGE
MANAGEMENT       COMMON      35710409    2,319    136,600  SH          X                   N/A       136,600

NEW YORK
COMMUNITY
BANCORP          COMMON     649445103      733     26,500  SH          X                   N/A        26,500

NEW YORK TIMES
CO - CL A        COMMON     650111107    1,436     30,000  SH          X                   N/A        30,000

OWENS ILLINOIS
INC NEW          COMMON     690768403      510     30,000  SH          X                   N/A        30,000

OSCA INC         COMMON     687836106    3,343    120,000  SH          X                   N/A       120,000

PFF BANCORP INC  COMMON     69331W104      649     20,800  SH          X                   N/A        20,800

PRINCIPAL
FINANCIAL GROUP  COMMON     74251V102      759     30,000  SH          X                   N/A        30,000

PINNACLE
BANCSHARES
INC-DE           COMMON     722903101      377     41,900  SH          X                   N/A        41,900

PRUDENTIAL
FINANCIAL INC    COMMON     744320102    1,087     35,000  SH          X                   N/A        35,000

PROVIDIAN
FINANCIAL CORP   COMMON     74406A102    5,971    790,900  SH          X                   N/A       790,900

PENNZOIL-QUAKER
STATE CO         COMMON     709323109   10,048    468,000  SH          X                   N/A      468,000




                                                    Form 13F Information Table


    Column 1     Column 2   Column 3    Column 4        Column 5           Column 6       Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
                                          Fair                            Investment
 Name of Issuer  Title of     CUSIP       Market           Sh/   Put/     Discretion      Other           Voting Authority
                  Class                   Value    Shares  Prn   Call  Sole Shared Other  Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       (A)    (B)   (C)                (A)        (B)        (C)

RAIT INVESTMENT
TRUST            COMMON     749227104     2,015    100,000   SH        X                  N/A         100,000

RESOURCE
BANCSHARES
MORTGAGE         COMMON     761197102     3,639    190,400   SH        X                  N/A         190,400

SAPIENT CORP     COMMON     803062108       451     95,000   SH        X                  N/A          95,000

SAXON CAP INC    COMMON     80556P302     1,108     75,000   SH        X                  N/A          75,000


SECUITY CAPITAL
GROUP INC        COMMON     81413P204    20,035    786,600   SH        X                  N/A         786,600

SIEBEL
SYSTEMS INC      COMMON     826170102       734     22,500   SH        X                  N/A          22,500

SUBURBAN LODGES
OF AMERICA       COMMON     864444104     1,532    178,600   SH        X                  N/A         178,600

SOVEREIGN
BANCORP INC      COMMON     845905108     1,054     75,000   SH        X                  N/A          75,000

SPX CORP         COMMON     784635104     2,725     19,247   SH        X                  N/A          19,247

STORAGE USA INC  COMMON     861907103    10,520    247,000   SH        X                  N/A         247,000

AT&T CORP        COMMON       1957109    10,106    643,700   SH        X                  N/A         643,700

TRAVELOCITY.COM
INC              COMMON     893953109    10,553    377,300   SH        X                  N/A         377,300

TYCO
INTERNATIONAL
LTD              COMMON     902124106    17,614    545,000   SH        X                  N/A         545,000

UNIONBANCAL
CORP             COMMON     908906100       440     10,000   SH        X                  N/A          10,000

UNITED
TECHNOLOGIES
CORP             COMMON      913017109       742     10,000  SH        X                  N/A          10,000

VISTEON CORP     COMMON      92839U107       248     15,000  SH        X                  N/A          15,000

VIDAMED INC      COMMON      926530106     3,054    387,600  SH        X                  N/A         387,600

WILLIAMS
COMPANIES INC    COMMON      969457100     1,531     65,000  SH        X                  N/A          65,000

WAL-MART
STORES INC       COMMON      931142103     2,299     37,500  SH        X                  N/A          37,500
